Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the balances of goodwill as of 2024 and 2023 (in thousands):

Goodwill
Balance as of January 1, 2023	$131,380
Acquisition	4,065
Reclassification to assets held-for-sale	(2,162)
Foreign currency remeasurement	512
Balance as of December 31, 2023	$133,795
Reclassification to assets held-for-sale	(87)
Foreign currency remeasurement	(56)
Balance as of December 31, 2024	$133,652

Schedule of Identified Intangible Assets by Major Class
The following table provides the details of remaining identified intangible assets, by major class, for the periods indicated (in thousands):

		December 31, 2024			December 31, 2023
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Intangible assets subject to amortization:
Intellectual property	3 - 20	$114,611	$(52,638)	$61,973	$115,331	$(47,638)	$67,693
Trade names	10 - 20	92,528	(40,977)	51,551	92,528	(35,792)	56,736
Customer relationships	3 - 20	68,821	(33,490)	35,331	71,463	(32,378)	39,085
Licensor relationships	10 - 20	11,074	(8,409)	2,665	11,116	(7,330)	3,786
Total		$287,034	$(135,514)	$151,520	$290,438	$(123,138)	$167,300

Schedule of Future Five Year Amortization of Intangible Assets	The future five-year amortization of intangibles subject to amortization at December 31, 2024 was as follows (in thousands):

Amortization
2025	$15,675
2026	15,675
2027	14,538
2028	13,862
2029	13,862
Thereafter	77,908
Total	$151,520